SHARE-BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of share-based compensation expense

Share-based compensation expense for the three months ended Mach 31, 2018 and 2017 is, as follows:

	Three Months Ended March 31
	2018	2017
Warrants issued for consulting and other services	$—	$91,333
Common stock issued for accounts payable and accrued expenses	—	43,376
Common stock issued for services	65,885	120,616
Common stock issued for advisory board fees	56,043	—
Common stock issued as compensation to employees	42,300	—
Stock options issued to officers and directors	5,324,754	—
	$5,488,982	$255,325

Share-based compensation expense for the years ended December 31, 2017 and 2016 is, as follows:

	December 31,
	2017	2016
Warrants issued for consulting and other services	$249,835	$319,419
Common stock issued for accounts payable and accrued expenses	93,002	223,484
Common stock issued for services	—	271,097
Common stock issued for advisory board fees	113,336	—
Common stock issued as compensation to employees	170,233	—
Stock options issued to officers and directors	2,660,159	—
	$3,286,565	$814,000